                                  As filed with the Commission on April 28, 2000
                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X

     Post-Effective Amendment No. 32.....................        X

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X

     Amendment No. 33....................................        X

                            BT PYRAMID MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)

                                (410) 895-3433
                        (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.          Copies to:  Burton M. Leibert, Esq.
One South Street                            Willkie Farr & Gallagher
Baltimore, Maryland  21202                  787 Seventh Ave
(Name and Address of Agent                  New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On April 30, 2000, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On January 31, 2000, pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cash Management Portfolio and Equity 500 Index Portfolio have also executed this Registration Statement.

                                                       Deutsche Asset Management

                                  Mutual Fund
                                        Prospectus

                                                                  April 30, 2000

                                                                      Investment

Money Market

Formerly BT Investment Money Market Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                                                         A Member of the
                                                         Deutsche Bank Group [/]

Overview
--------------------------------------------------------------------------------
of Money Market Investment

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests in high quality money market instruments.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in U.S. dollars, have remaining maturities of 397 days or less and are of the highest quality. The Fund invests more than 25% of its total assets in banks and other financial institutions.
--------------------------------------------------------------------------------


Money Market Investment

Overview of Money Market

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at Money Market

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Risks.......................................................................   7
Management of the Fund......................................................   8
Calculating the Fund's Share Price..........................................   9
Dividends and Distributions.................................................   9
Tax Considerations..........................................................   9
Performance Information.....................................................  10
Buying and Selling Fund Shares..............................................  10
Financial Highlights........................................................  13

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Overview of Money Market Investment


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

 . An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.
 . Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are a conservative investor who is looking for an investment that offers income approximating money market rates and that preserves the value of your investment.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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                                             Overview of Money Market Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on July 15, 1992 (its inception date). The table shows the Fund's average annual return over the last calendar year, the last five calendar years and since the Fund's inception.

As of December 31, 1999, the Fund's 7-day yield was 5.61%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the "current yield," is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The "total return" of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

                    [HEAD, CHART and FOOTNOTE APPEARS HERE]
YEAR-BY-YEAR RETURNS
(each full calendar year since inception)
1993   2.91%
1994   4.05%
1995   5.76%
1996   5.24%
1997   5.40%
1998   5.35%
1999   4.99%
During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 1.44% (second quarter 1995) and its lowest quarterly return was 0.71% (second quarter 1993). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                            Average Annual Returns
                                   Since Inception
                    1 Year 5 Years (July 15, 1992)
  Money Market
  Investment         4.99%  5.35%       4.70%
 -------------------------------------------------

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Overview of Money Market Investment

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.35%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.
 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
   Service (12b-1) Fees                     none
 ---------------------------------------------------
  Other Expenses                           0.37%
 ---------------------------------------------------
  Total Fund Operating
   Expense                                 0.52%
 ---------------------------------------------------
  Less: Fee Waivers or
   Expense Reimbursement                   (0.17)/2/
 ---------------------------------------------------
  Net Expenses                             0.35%
 ---------------------------------------------------


 EXPENSE EXAMPLE/3/

     1 Year                2 Years                           5 Years                           10 Years
      $36                   $150                              $274                               $636
 ----------------------------------------------------------------------------------------------------------

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A detailed look
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at Money Market Investment

OBJECTIVE

Money Market Investment seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including U.S. government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

 . Generally, Fund securities are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

 . The Fund buys U.S. government debt obligations, money market instruments and other debt obligations that at the time of purchase:

 . have received the highest short-term rating from two nationally recognized statistical rating organizations;

 . have received the highest short-term rating from one rating organization
   (if only one organization rates the security);

 . are unrated, but are determined to be of similar quality by us; or

 . have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

 . Debt obligations issued by U.S. and foreign banks, financial institutions, corporations, or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

 . U.S. government securities that are issued or guaranteed by the U.S.
  Treasury, or by agencies or instrumentalities of the U.S. Government.

 . Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

 . Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry.

RISKS

Below we set forth some of the prominent risks associated with money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize
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A Detailed Look at Money Market Investment

such price fluctuations, the Fund adheres to the following practices:

 . We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

 . We primarily buy securities with remaining maturities of 13 months or less.
  This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

 . it cannot sell the securities at the agreed-upon time and price; or

 . the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability because bond issuers usually pay a premium for the right to pay off bonds early.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank A.G., Deutsche Fund Management, Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. The investment adviser makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. The adviser received a fee of 0.15% of the Fund's average daily net assets for its services in the last fiscal year.

As of December 31, 1999, Bankers Trust had total assets under management of approximately $270 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust, or your service agent, performs the functions necessary to establish and maintain your account. Besides setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;
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                                      A Detailed Look at Money Market Investment



 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. Money Market Investment is a "feeder fund" that invests all of its assets in a "master portfolio," the Cash Management Portfolio. The Fund and the master portfolio have the same goal. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the price of the Fund's shares (also known as the "Net Asset
Value" or "NAV") twice on each day the Fund is open for business, as of 2:00 p.m. Eastern time, and as of the close of regular trading on the New York Stock Exchange. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Deutsche Asset Management Service Center at 1-800-730-1313 for additional information
--------------------------------------------------------------------------------

The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


about whether the Fund will close before a particular holiday. On days the Fund closes early:

 . All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

 . Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

 . Purchase orders received after the Fund's close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's Net Asset Value will normally be $1.00 a share.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

We automatically reinvest all dividends and capital gains, if any, unless you tell us otherwise.

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:


  TRANSACTION                  TAX STATUS
                               Ordinary
  Income Dividends             Income
 -------------------------------------------
  Short-term capital gains     Ordinary
   distributions               Income
 -------------------------------------------
  Long-term capital gains
   distributions               Capital gains
 -------------------------------------------

Every year, the Fund will send you information on the distributions for the previous year.

The tax considerations for tax deferred accounts or non-taxable entities will be different.
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A Detailed Look at Money Market Investment


Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

BUYING AND SELLING FUND SHARES

Contacting the Mutual Fund Service Center of Deutsche Asset Management

By Phone           1-800-730-1313

By Mail            Deutsche Asset Management
                   Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210

By Overnight Mail  Deutsche Asset Management Service Center
                   210 West 10th Street, 8th floor
                   Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

Initial purchase:               Minimum Amount
 A standard account             $2,500
 A retirement account           $500
 An automatic investment plan
  account                       $1,000
Subsequent purchase:
 A standard account             $250
 A retirement account           $100
 An automatic investment plan
  account                       $100
Account balance:
 Non-retirement account         $1,000
 Retirement account             None

The Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.

How to Open Your Fund Account

By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Deutsche Asset Management Service Center.) Mail the completed application along with a check payable to the Fund you have selected to the Deutsche Asset Management Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"

By Wire: Call the Deutsche Asset Management Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center of Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1,000 invested in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent
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                                      A Detailed Look at Money Market Investment

must call the Deutsche Asset Management Service Center at 1-800-730-1313 by 2:00 p.m. Eastern time to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

Routing No:      021001033

Attn:            Deutsche Asset Management/
                 Mutual Funds

DDA no:          00-226-296

FBO:             (Account name)
                 (Account number)

Credit:          Money Market Investment--1660

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313 prior to 2:00 p.m. Eastern time. Inform the Deutsche Asset Management Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. All orders placed after 2:00 p.m. Eastern time will be wired to your account the next business day.

Important Information about Buying and Selling Shares

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Deutsche Asset Management Service Center. It is then your service agent's responsibility to transmit the order to the Deutsche Asset Management Service Center by 2:00 p.m. Eastern time. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . If we receive your purchase order before 2:00 p.m. Eastern time you will receive the dividends declared that day. If we receive it after 2:00 p.m. Eastern time, you will not.

 . If we receive your order to sell shares after 2:00 p.m. Eastern time you will receive the dividends declared that day. If we receive it before 2:00 p.m. Eastern time, you will not.

 . After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

 . We accept payment for shares only in U.S. dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. We do not accept starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but always within seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

 . We do not issue share certificates.

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A Detailed Look at Money Market Investment

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may by investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on you fund's overall performance, its current holdings and its investing strategies.

 . Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management mutual fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may order exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

 Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone (if your account has the exchange by phone feature) or by letter or wire.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

Special Shareholder Services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 . Regular Investments: You can make regular investments of $100 or more automatically from your checking account bi-weekly, monthly, quarterly, or semi-annually.

 . Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.

 . Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.
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                                      A Detailed Look at Money Market Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                     For the Years Ended December 31,
                              1999     1998       1997        1996      1995
  Per Share Operating
   Performance:
  Net Asset Value,
  Beginning of Period         $1.00    $1.00      $1.00     $1.00       $1.00
 -------------------------------------------------------------------------------
  Income from Investment
  Operations
  Net Investment Income        0.05     0.05       0.05      0.05        0.06
 -------------------------------------------------------------------------------
  Net Realized Gain (Loss)
  from Investment
  Transactions                 0.00     0.00/1/   (0.00)/1/  0.00/1/     0.00/1/
 -------------------------------------------------------------------------------
  Total from Investment
  Operations                   0.05     0.05       0.05      0.05        0.06
 -------------------------------------------------------------------------------
  Contributions of Capital    --       --         --         0.00/1/    --
 -------------------------------------------------------------------------------
  Distributions to
  Shareholders
  Net Investment Income       (0.05)   (0.05)     (0.05)    (0.05)      (0.06)
 -------------------------------------------------------------------------------
  Net Asset Value, End of
  Year                        $1.00    $1.00      $1.00     $1.00       $1.00
 -------------------------------------------------------------------------------
  Total Investment Return      4.99%    5.35%      5.40%     5.24%/2/    5.76%
 -------------------------------------------------------------------------------
  Supplemental Data and
  Ratios:
  Net Assets, End of
  Period (000s omitted)     $720,351 $436,604   $426,383    $416,161  $645,910
 -------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
  Net Investment Income        4.94%    5.22%      5.27%     5.12%       5.62%
 -------------------------------------------------------------------------------
  Expenses After Waivers,
  Including Expenses of
  the Money Market
  Portfolio                    0.35%    0.35%      0.35%     0.35%       0.35%
 -------------------------------------------------------------------------------
  Expenses Before Waivers,
  Including Expenses of
  the Money Market
  Portfolio                    0.52%    0.52%      0.52%     0.51%       0.51%
 -------------------------------------------------------------------------------
  Decrease Reflected in
  Above Expense Ratio Due
  to Fee Waivers or
  Expense Reimbursements       0.17%    0.17%      0.17%     0.16%       0.16%
 -------------------------------------------------------------------------------

 /1/Less than $0.01 per share.
 /2/Increased by approximately 0.10% due to contribution of capital for the year ended December 31, 1996.
--------------------------------------------------------------------------------

                       This page intentionally left blank

                       This page intentionally left blank

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.

Money Market Investment

BT Pyramid Mutual Funds

Distributed by:
ICC Distributors, Inc.                                          CUSIP #055847206
                                                                1660PRO (04/00)

                                                                811-6576

                                                   Deutsche Asset Management

                               Mutual Fund
                                  Prospectus
                                         April 30, 2000


                                                Premier


Equity 500 Index Premier
Formerly BT Institutional Equity 500 Index Fund

Small Cap Index--Premier Class
Formerly BT Advisor Small Cap Index Fund--Institutional Class

EAFE/(R)/ Equity Index--Premier Class
Formerly BT Advisor EAFE Equity Index Fund--Institutional Class

U.S. Bond Index--Premier Class
Formerly BT Advisor U.S. Bond Index Fund--Institutional Class

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

[*The EAFE/(R)/ Index is the exclusive property of Morgan Stanley. Morgan StanleyCapital International is a service of Morgan Stanley and has been licensed for use by the Fund's investment adviser.]



                                                        A Member of the
                                                        Deutsche Bank Group [/]

Overview
--------------------------------------------------------------------------------
of Equity 500 Index Premier

Goal: The Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies.
Core Strategy: The Fund invests in a statistically selected sample of the securities found in the S&P 500 Index.


INVESTMENT POLICY AND STRATEGIES

The Fund is a feeder fund that invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to replicate, before expenses, the risk and return characteristics of the S&P 500 Index. The Fund will invest primarily in common stocks of companies that comprise the S&P 500, in approximately the same weightings as the S&P 500. The Fund may also use stock index futures and options.
--------------------------------------------------------------------------------

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Equity 500 Index Premier

Overview of Equity 500 Index Premier

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at Equity 500 Index Premier

Objective...................................................................   7
Index Investing Versus Active Management....................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   7
Risks.......................................................................   8
Information Regarding the Index.............................................   8
Financial Highlights........................................................   9


--------------------------------------------------------------------------------

Overview of Equity 500 Index Premier

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Stocks could decline generally or could underperform other investments.
 . Returns on large U.S. companies' stock, in which the Fund invests, could trail the returns of stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.
 . The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund, and the underperformance of stocks selected by us.
 . The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

Equity 500 Index Premier requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking capital appreciation over the long term, exposure to the U.S. equity market as represented by larger companies, and investment returns that track the performance of the S&P 500 Index. There is, of course, no guarantee that the Fund will realize its goal.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal, cannot tolerate fluctuations in the value of your investments, or seeking to outperform the S&P 500 Index.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to an investor in small- and medium-sized company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                            Overview of Equity 500 Index Premier


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on December 31, 1992 (its inception date). The table compares the Fund's average annual return with the S&P 500 Index over the last calendar year, the last five calendar years and since the Fund's inception. The S&P 500 Index is a model, not an actual portfolio. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

                     [HEAD, CHART AND FOOTNOTE APPEAR HERE]
YEAR-BY-YEAR RETURNS
(each full calendar year since inception)
1993     9.84%
1994     1.40%
1995    37.59%
1996    22.75%
1997    33.23%
1998    28.72%
1999    20.75%
During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 21.41% (fourth quarter 1998) and its lowest quarter was -9.85% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                                        Average Annual Returns
                                               Since Inception
                            1 Year 5 Years (December 31, 1992)
  Equity 500 Index Premier  20.75% 28.46%        21.45%
 -------------------------------------------------------------
  S&P 500 Index             21.04% 28.56%        21.53%
 -------------------------------------------------------------

--------------------------------------------------------------------------------

Overview of Equity 500 Index Premier

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of Equity 500 Index Premier.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/Information on the annual operating expenses reflects the expenses of both the Fund and the Equity 500 Index Portfolio, the master portfolio in which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.

/2/For the first year, the expense example takes into account fee waivers and reimbursements.

 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                      0.05%
 -----------------------------------------------
  Distribution and
  Service (12b-1) Fees                  none
 -----------------------------------------------
  Other Fund Operating
  Expenses                             0.05%
 -----------------------------------------------
  Total Fund Operating
  Expenses                             0.10%
 -----------------------------------------------

 EXPENSE EXAMPLE/2/

     1 Year                2 Years                           5 Years                           10 Years
     $10                     $32                               $57                               $128
 ------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Equity 500 Index Premier

OBJECTIVE

The Fund seeks to match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its goal. While we give priority to matching the Index's performance, we cannot offer any assurance of achieving this goal. The Fund's goal is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

 . indexing provides simplicity because it is a straightforward market-matching strategy;

 . index funds generally provide diversification by investing in a wide variety of companies and industries;

 . an index fund's performance is predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;

 . index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

 . index funds generally realize low capital gains.

STRATEGY

To attempt to match the risk and return characteristics of the S&P 500 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely match those of the securities in the S&P 500 Index. Over the long term, we seek a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets in stocks of companies included in the S&P 500 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the S&P 500 Index as a whole. We may exclude or remove any S&P stock from the Fund, if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events.

The Fund may also hold up to 20% of its assets in short-term debt securities, money market instruments and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. Futures and options are considered derivatives because they "derive" their value from a traditional security (like a stock or bond), asset or index. The Fund intends to buy futures in anticipation of buying stocks.

INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the Fund uses the process of "optimization," a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, we try to match the industry and risk characteristics of all of the smaller companies in the
S&P 500 Index. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.
--------------------------------------------------------------------------------
Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.
--------------------------------------------------------------------------------

A Detailed Look at Equity 500 Index Premier

RISKS

Below we set forth some of the prominent risks associated with investing in general, with index investing and with investing in large cap stocks.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund.

Tracking Error. There are several reasons that the Fund's performance may not track the Index exactly:

 . Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

 . The composition of the Index and the stocks held by the Fund may occasionally diverge.

 . The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

 . the derivative is not well correlated with the security for which it is acting as a substitute;

 . derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risk

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

INFORMATION REGARDING THE INDEX

The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund and Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated without regard to the Fund or Portfolio. S&P does not guarantee the accuracy and/or completeness of the S&P 500 Index or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund or the Portfolio, to owners of the Fund or the Portfolio, or to any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.
--------------------------------------------------------------------------------

                                     A Detailed Look at Equity 500 Index Premier


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all interest income and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                         For the Years Ended December 31,
                                  1999        1998       1997       1996     1995
  Per Share Operating
   Performance:/1/
  Net Asset Value,
   Beginning of Period        $156.72  $125.63       $100.08    $ 83.82   $62.64
 --------------------------------------------------------------------------------
  Income from Investment
   Operations
  Net Investment Income          2.26     2.05          2.04       1.98     1.80
 --------------------------------------------------------------------------------
  Net Realized and
  Unrealized Gain on
  Investment and Futures
  Transactions                  29.93    33.70         30.88      16.92    21.54
 --------------------------------------------------------------------------------
  Total from Investment
   Operations                   32.19    35.75         32.92      18.90    23.34
 --------------------------------------------------------------------------------
  Distributions to
   Shareholders
  Net Investment Income         (2.22)   (2.05)        (2.01)     (1.98)   (1.80)
 --------------------------------------------------------------------------------
  Net Realized Gains from
   Investment and Futures
   Transactions                    --    (2.61)        (5.36)     (0.66)   (0.36)
 --------------------------------------------------------------------------------
  In Excess of Net
   Realized Gain                (2.19)         --         --         --       --
 --------------------------------------------------------------------------------
  Total Distributions           (4.41)   (4.66)        (7.37)     (2.64)   (2.16)
 --------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                     $184.50  $156.72       $125.63    $100.08   $83.82
 --------------------------------------------------------------------------------
  Total Investment Return       20.75%   28.72%        33.23%     22.75%   37.59%
 --------------------------------------------------------------------------------
  Supplemental Data and
   Ratios:
  Net Assets, End of
   Period (000s omitted)    $2,990,891 $2,288,970  $1,521,647 $1,218,455 $800,551
 --------------------------------------------------------------------------------
  Ratios to Average Net
   Assets:
  Net Investment Income          1.31%    1.48%         1.74%      2.20%    2.52%
 --------------------------------------------------------------------------------
  Expenses After Waivers,
  Including Expenses of
  the Equity 500 Index
  Portfolio                      0.10%    0.10%/2/      0.10%      0.10%    0.10%
 --------------------------------------------------------------------------------
  Expenses Before Waivers,
  Including Expenses of
  the Equity 500 Index
  Portfolio                      0.13%    0.17%         0.21%      0.21%    0.23%
 --------------------------------------------------------------------------------
  Decrease Reflected in
  Above Expense Ratio Due
  to Fees Waivers or
  Expenses Reimbursements        0.03%    0.07%         0.11%      0.11%    0.13%
 --------------------------------------------------------------------------------
  Portfolio Turnover
   Rate/3/                         13%       4%           19%        15%       6%
 --------------------------------------------------------------------------------

 /1/Per share amounts for the years ended December 31, 1995 through December
 31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
 /2/Effective May 6, 1998, the adviser contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage of the portfolio's average daily net assets up to 0.08%.
 /3/The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of Small Cap Index--Premier Class

Goal: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies.
Core Strategy: The Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index.

INVESTMENT POLICIES AND STRATEGIES

The Fund is a feeder fund that invests all of its assets in a master portfolio with the same goal. The Fund, through the master portfolio, seeks to match, before expenses, the risk and return characteristics of the Russell 2000 Index. The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index. The Fund may also use stock index futures and options.
--------------------------------------------------------------------------------
The Russell 2000 Index is a widely accepted benchmark of small company stock performance. It is a model, not an actual portfolio and is a subset of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2000 tracks the 2000 smallest companies in the Russell 3000 Index. As of May 31, 1999, the Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of June 30, 1999, the average market capitalization was approximately $526.4 million; the median market capitalization was approximately $428.0 million. The largest company in the index had an approximate market capitalization of $1,349.8 million.

Small Cap Index--Premier Class

Overview of Small Cap Index

Goal........................................................................  10
Core Strategy...............................................................  10
Investment Policies and Strategies..........................................  10
Principal Risks of Investing in the Fund....................................  11
Who Should Consider Investing in the Fund...................................  11
Total Returns, After Fees and Expenses......................................  12
Annual Fund Operating Expenses..............................................  13

A Detailed Look at Small Cap Index

Objective...................................................................  14
Index Investing Versus Active Management....................................  14
Strategy....................................................................  14
Principal Investments.......................................................  14
Investment Process..........................................................  14
Risks.......................................................................  15
Financial Highlights........................................................  16

--------------------------------------------------------------------------------

                                      Overview of Small Cap Index--Premier Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Stocks could decline generally or could underperform other investments.
 . Returns on small U.S. companies' stock, in which the Fund invests, could trail the returns from stocks of medium or large companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.
 . The Fund may not be able to mirror the Russell 2000 Index closely enough to track its performance for a number of reasons, including: the Fund's costs to buy and sell securities, the flow of money into and out of the Fund, and the underperformance of stocks selected by us.
 . The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

Small Cap Index--Premier Class requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking capital appreciation over the long term, exposure to the U.S. equity market as represented by smaller companies, and investment returns that track the performance of the Russell 2000 Index. There is, of course, no guarantee that the Fund will realize its goal.

You should not consider investing in Small Cap Index--Premier Class if you are pursuing a short-term financial goal, seeking regular income and stability of principal, cannot tolerate fluctuations in the value of your investments, or seeking to outperform the Russell 2000 Index.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to an investor in large- and medium-sized company stocks. Diversifying your investments may also improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

Overview of Small Cap Index--Premier Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for the calendar year since the Fund began selling shares on July 10, 1996 (its inception date). The table compares the Fund's average annual return with the Russell 2000 Small Stock Index over the last calendar year and since the Fund's inception. The Russell 2000 Index is a model, not an actual portfolio. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's results.

                     [HEAD, CHART AND FOOTNOTE APPEAR HERE]

YEAR-BY-YEAR RETURNS
(each full calendar year since inception)
1997     23.00%
1998     -2.60%
1999     21.70%

During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 18.88% (fourth quarter 1999) and its lowest quarterly return was -19.66% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                          Average Annual Returns
                                 Since Inception
                       1 Year (July 10, 1996)/1/
  Small Cap Index--
  Premier Class        21.70%       14.41%
 -----------------------------------------------
  Russell 2000 Index   21.26%       14.52%
 -----------------------------------------------

 /1/The performance of the Russell 2000 Index is calculated from July 31, 1996.
--------------------------------------------------------------------------------

                                      Overview of Small Cap Index--Premier Class

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Index--Premier Class.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the Small Cap Index Portfolio, the master portfolio in which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive its fees and reimburse expenses so that total expenses will not exceed 0.25%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.

 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
  Service (12b-1) Fees                      None
 ---------------------------------------------------
  Other Fund Operating
  Expenses                                 0.33%
 ---------------------------------------------------
  Total Fund Operating
  Expenses                                 0.48%
 ---------------------------------------------------
  Less: Fee Waiver or
  Expense Reimbursement                   (0.23%)/2/
 ---------------------------------------------------
  Net Expenses                             0.25%
 ---------------------------------------------------


 EXPENSE EXAMPLE/3/

     1 Year                2 Years                           5 Years                           10 Years
      $26                   $131                              $246                               $581
 ---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Small Cap Index--Premier Class

OBJECTIVE

The Fund seeks to match, as closely as possible (before the deduction of expenses), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its goal. While we give priority to matching the Index's total return, we cannot offer any assurance of achieving this goal. The Fund's goal is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

 . indexing provides simplicity because it is a straightforward market-matching strategy;
 . index funds generally provide diversification by investing in a wide variety of companies and industries;
 . an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
 . index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
 . index funds generally realize low capital gains.

STRATEGY

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index. Over the long term, we seek a correlation between the performance of the Fund, before expenses, and the Russell 2000 Index of 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Futures and options are considered derivatives because they "derive" their value from a traditional security (like a stock or bond), asset or index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the Russell 2000 Index as a whole. We may exclude or remove any Russell 2000 stock from the Fund, if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. The Fund may also hold short-term debt securities and money market instruments.

INVESTMENT PROCESS

The Fund normally does not hold every one of the 2,000 stocks in the Russell 2000 Index. In an effort to run an efficient and effective strategy, the Fund uses the process of "optimization," a statistical sampling technique. In choosing stocks, the we try to match the industry and risk characteristics of all the companies in the Russell 2000 Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.
--------------------------------------------------------------------------------

Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.
--------------------------------------------------------------------------------

                                      Overview of Small Cap Index--Premier Class


RISKS

Below we set forth some of the prominent risks associated with investing in general, index investing and investing in smaller companies.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the fund.

Tracking Error. There are several reasons that the Fund's performance may not track the Index exactly:

 . Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.
 . The composition of the Index and the stocks held by the Fund may occasionally diverge.
 . The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Small Company Risk. Small company stocks tend to experience steeper fluctuations in price--down as well as up--than the stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity in small company investing--can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources to deal with setbacks. Finally, small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

 . that the derivative is not well correlated with the security for which it is acting as a substitute;
 . that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and . that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risk

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

--------------------------------------------------------------------------------

Overview of Small Cap Index--Premier Class

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all interest income and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                                               For the Period
                                      For the Years Ended     July 10, 1996/1/
                                         December 31,                to
                                     1999     1998     1997   December 31, 1996
  Per Share Operating
   Performance:
  Net Asset Value, Beginning of
   Period                           $ 9.68   $11.13   $10.90       $10.00
 ------------------------------------------------------------------------------
  Income from Investment
   Operations
  Net Investment Income               0.15     0.06     0.23         0.04
 ------------------------------------------------------------------------------
  Net Realized and Unrealized
  Gain on Investment and Futures
  Transactions                        1.96    (0.41)    2.21         0.90
 ------------------------------------------------------------------------------
  Total from Investment
   Operations                         2.11     (.35)    2.44          .94
 ------------------------------------------------------------------------------
  Net Investment Income               (.15)    (.08)    (.21)       (0.04)
 ------------------------------------------------------------------------------
  Net Realized Gains from
   Investment and Futures
   Transactions                         --    (1.02)   (2.00)       (0.00)/2/
 ------------------------------------------------------------------------------
  Total Distributions                (0.15)   (1.10)   (2.21)       (0.04)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period    $11.64   $ 9.68   $11.13       $10.90
 ------------------------------------------------------------------------------
  Total Investment Return            21.70%   (2.60%)  23.00%        9.47%
 ------------------------------------------------------------------------------
  Supplemental Data and Ratios:
  Net Assets, End of Period (000s
   omitted)                        $143,388 $115,475  $38,312      $61,558
 ------------------------------------------------------------------------------
  Ratios to Average Net Assets:
 ------------------------------------------------------------------------------
  Net Investment Income               1.31%    1.32%    1.35%        1.71%/3/
 ------------------------------------------------------------------------------
  Expenses After Waivers,
  Including Expenses of the Small
  Cap Index Portfolio                 0.25%    0.25%    0.25%        0.25%/3/
 ------------------------------------------------------------------------------
  Expenses Before Waivers,
  Including Expenses of the Small
  Cap Index Portfolio                 0.48%    0.57%    0.57%        0.87%/3/
 ------------------------------------------------------------------------------
  Decrease Reflected in Above
  Expense Ratio Due to Fees
  Waivers or Expenses
  Reimbursements                      0.23%    0.32%    0.32%        0.62%/3/
 ------------------------------------------------------------------------------
  Portfolio Turnover Rate/4/           171%      86%      88%          16%
 ------------------------------------------------------------------------------

 /1/The Fund's inception date.
 /2/Less than $0.01.
 /3/Annualized.
 /4/The Portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of EAFE Equity Index--Premier Class

Goal: The Fund seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index ("EAFE Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Core Strategy: The Fund invests in a statistically selected sample of the securities found in the EAFE Index.

INVESTMENT POLICIES AND STRATEGIES

The Fund is a feeder fund that invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to match, before expenses, the risk and return characteristics of the EAFE Index. The Fund will invest primarily in common stocks of companies that comprise the EAFE Index, in approximately the same weightings as the EAFE
Index. The Fund may also use stock index futures and options.
--------------------------------------------------------------------------------
The EAFE Index of major markets in Europe, Australia and the Far East is a widely accepted benchmark of international stock performance. It tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.


EAFE Equity Index--Premier Class

Overview of EAFE Equity Index

Goal........................................................................  17
Core Strategy...............................................................  17
Investment Policies and Strategies..........................................  17
Principal Risks of Investing in the Fund....................................  18
Who Should Consider Investing in the Fund...................................  18
Total Returns, After Fees and Expenses......................................  19
Annual Fund Operating Expenses..............................................  20

A Detailed Look at EAFE Equity Index

Objective...................................................................  21
Index Investing Versus Active Management....................................  21
Strategy....................................................................  21
Principal Investments.......................................................  21
Investment Process..........................................................  21
Risks.......................................................................  22
Information Regarding the Index.............................................  23
Financial Highlights........................................................  24

--------------------------------------------------------------------------------

Overview of EAFE Equity Index--Premier Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . The stock market could perform poorly in one or more of the countries in which the Fund has invested.
 . Stocks could decline generally or could underperform other investments.
 . Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.
 . Accounting and financial reporting standards differ from those in the U.S.
  and could convey incomplete information when compared to information typically provided by U.S. companies.
 . The currency of a country in which the Fund invests may fluctuate in value relative to the U.S. dollar, which could affect the value of the investment itself to U.S. investors.
 . The Fund may not be able to mirror the EAFE Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund, and the underperformance of stocks selected by us.
 . The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

EAFE Equity Index--Premier Class requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking capital appreciation over the long term, exposure to the equity market as represented by companies outside the U.S., and investment returns that track the performance of the EAFE Index. There is, of course, no guarantee that the Fund will realize its goal.

You should not consider investing in EAFE Equity Index--Premier Class if you are pursuing a short-term financial goal, seeking regular income and stability of principal, unable to tolerate fluctuations in the value of your investments, or seeking to outperform the EAFE Index.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to someone who invests in U.S. securities alone. Diversifying your investments may also improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                    Overview of EAFE Equity Index--Premier Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on January 24, 1996 (its inception date). The table compares the Fund's average annual return with the EAFE Index over the last calendar year and since the Fund's inception. The EAFE Index is a model, not an actual portfolio. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's results.

                    [HEAD, CHART AND FOOTNOTE APPEAR HERE]

YEAR-BY-YEAR RETURNS
(each full calendar year since inception)
1999     2.11%
1998    19.81%
1999    27.95%
During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 20.05% (fourth quarter 1998) and its lowest quarterly return was -14.06% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                          Average Annual Returns
                                 Since Inception
                       1 Year (January 24, 1996)
  EAFE Equity Index--
  Premier Class        27.95%       14.07%
 -----------------------------------------------
  EAFE Index           26.96%       13.88%
 -----------------------------------------------

 /1/The performance of the EAFE Index is calculated from January 31, 1996.
--------------------------------------------------------------------------------

Overview of EAFE Equity Index--Premier Class


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of EAFE Equity Index--Premier Class.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the EAFE Equity Index Portfolio, the master portfolio in which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.40%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.

 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.25%
 ---------------------------------------------------
  Distribution and
  Service (12b-1) Fees                      none
 ---------------------------------------------------
  Other Fund Operating
  Expenses                                 0.46%
 ---------------------------------------------------
  Total Fund Operating
  Expenses                                 0.71%
 ---------------------------------------------------
  Less: Fee Waiver or
  Expense Reimbursement                   (0.31%)/2/
 ---------------------------------------------------
  Net Expenses                             0.40%
 ---------------------------------------------------


 EXPENSE EXAMPLE/3/

     1 Year                3 Years                           5 Years                           10 Years
      $41                   $195                             $364                                $853
 ----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at EAFE Equity Index--Premier Class

OBJECTIVE

The Fund seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE Index, which measures international stock market performance.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its goal. While we give priority to matching the Index's performance, we cannot offer any assurance of achieving this goal. The Fund's goal is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

 . indexing provides simplicity because it is a straightforward market-matching strategy;
 . index funds generally provide diversification by investing in a wide variety of companies and industries;
 . an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
 . index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
 . index funds generally realize low capital gains.

STRATEGY

To attempt to match the country, industry and risk characteristics of the EAFE Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the EAFE Index.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets in stocks of companies included in the EAFE Index and in derivative instruments, such as futures contracts, options and forward currency exchange contracts, that provide exposure to the stocks of companies in the EAFE Index. Futures and options are considered derivatives because the "derive" their value from a traditional security (like a stock or bond), asset or index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the EAFE Index as a whole. We may exclude or remove any EAFE stock from the Fund, if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. The Fund may also hold short-term debt securities and money market instruments.

INVESTMENT PROCESS

The Fund normally does not hold every one of the roughly 1,100 stocks in the EAFE Index. In an effort to run an efficient and effective strategy, the Fund uses the process of "optimization," a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. Second, smaller stocks are analyzed and selected. In choosing smaller stocks, we try to match the industry and risk characteristics of all of the smaller companies in the EAFE Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.
--------------------------------------------------------------------------------

Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.
--------------------------------------------------------------------------------

A Detailed Look at EAFE Equity Index--Premier Class


RISKS

Below we set forth some of the prominent risks associated with investing in general, with index investing and with investing in stocks outside the United States.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund.

Tracking Error Risk. There are several reasons that the Fund's performance may not track the Index exactly:

 . Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

 . The composition of the Index and the stocks held by the Fund may occasionally diverge.

 . The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons that include:

 . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

 . Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States and may present an incomplete or misleading picture of a foreign company compared to U.S. standards.

 . Liquidity Risk. Stocks that trade infrequently or in low volumes can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

 . Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities.

 . Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

 . that the derivative is not well correlated with the security for which it is acting as a substitute;

 . that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . that the Fund cannot sell the derivative because of an illiquid secondary market.

--------------------------------------------------------------------------------

                             A Detailed Look at EAFE Equity Index--Premier Class

Secondary Risks

Euro Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of the conversion to the euro on the Fund, the risks may include:

 . changes in the relative strength and value of the U.S. dollar or other major currencies;

 . adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and

 . unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk--the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

INFORMATION REGARDING THE INDEX

This Fund and master portfolio are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or the ability of the EAFE Index to track general stock market performance.

Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index, which is determined, composed and calculated by Morgan Stanley without regard to the issuer of this Fund and master portfolio, or to this Fund and master portfolio themselves. Morgan Stanley has no obligation to take the needs of the issuer of this Fund and master portfolio or the owners of this Fund and master portfolio into consideration in determining, composing or calculating the EAFE Index.

Inclusion of a security in the EAFE Index in no way implies an opinion by
Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing, prices or quantities of this Fund and master portfolio to be issued, or in the determination or calculation of the equation by which this Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this Fund and master portfolio in connection with the administration, marketing or trading of this Fund and master portfolio. This Fund and master portfolio are neither sponsored by nor affiliated with Morgan Stanley. Although Morgan
Stanley shall obtain information for inclusion in or for use in the calculation of the indexes from sources that Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the indices or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the products, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
--------------------------------------------------------------------------------

A Detailed Look at EAFE Equity Index--Premier Class


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all interest income and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                                                For the Period
                                                              January 24, 1996/1/
                            For the Years Ended December 31,    to December 31,
                                   1999    1998/2/       1997        1996
  Per Share Operating
   Performance:
  Net Asset Value,
   Beginning of Period          $11.59      $9.98     $10.62      $10.00
 --------------------------------------------------------------------------------
  Income from Investment
   Operations
  Net Investment Income           0.08       0.16       0.23        0.12
 --------------------------------------------------------------------------------
  Net Realized and
   Unrealized Gain on
   Investment and Futures
   Transactions                   3.15       1.81      (0.02)       0.60
 --------------------------------------------------------------------------------
  Total from Investment
   Operations                     3.23       1.97       0.21        0.72
 --------------------------------------------------------------------------------
  Distributions to
   Shareholders
  Net Investment Income          (0.08)     (0.16)     (0.24)      (0.08)
 --------------------------------------------------------------------------------
  In Excess of Net
   Investment Income             (0.03)     (0.09)    --              --
 --------------------------------------------------------------------------------
  Net Realized Gains from
   Investment Transactions       (0.13)     (0.01)     (0.61)      (0.02)
 --------------------------------------------------------------------------------
  In Excess of Net
   Realized Gains               --          (0.10)    --              --
 --------------------------------------------------------------------------------
  Total Distributions            (0.24)     (0.36)     (0.85)      (0.10)
 --------------------------------------------------------------------------------
  Net Asset Value, End of
   Period                       $14.58     $11.59      $9.98      $10.62
 --------------------------------------------------------------------------------
  Total Investment Return        27.95%     19.81%      2.11%       7.22%
 --------------------------------------------------------------------------------
  Supplemental Data and
   Ratios:
  Net Assets, End of
   Period (000s omitted)       $120,376    $42,462    $35,509        $39,667
 --------------------------------------------------------------------------------
  Ratios to Average Net
   Assets:
  Net Investment Income           1.56%      1.50%      1.70%       1.64%/3/
 --------------------------------------------------------------------------------
  Expenses After Waivers,
  Including Expenses of
  the EAFE Equity Index
  Portfolio                       0.40%      0.40%      0.40%       0.40%/3/
 --------------------------------------------------------------------------------
  Expenses Before Waivers,
  Including Expenses of
  the EAFE Equity Index
  Portfolio                       0.71%      0.83%      0.73%       0.88%/3/
 --------------------------------------------------------------------------------
  Decrease Reflected in
  Above Expense Ratio Due
  to Fees Waivers or
  Expenses Reimbursements         0.31%      0.43%      0.33%       0.48%/3/
 --------------------------------------------------------------------------------
  Portfolio Turnover/4/              4%        12%        44%             4%
 --------------------------------------------------------------------------------

 /1/Commencement of Operations.
 /2/Advisor Class Shares were converted to Premier Class Shares (formerly Institutional Class Shares) on July 10, 1998.
 /3/Annualized.
 /4/The Portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of U.S. Bond Index--Premier Class

Goal: The Fund seeks to match, as closely as possible, before expenses, the performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Bond Index"), which emphasizes government mortgage-backed securities and corporate investment grade debt securities.

Core Strategy: The Fund invests in a statistically selected sample of the securities found in the Lehman Bond Index.

INVESTMENT POLICIES AND STRATEGIES

The Fund is a feeder fund that invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to match, before expenses, the risk and return characteristics of the Lehman Brothers Aggregate Bond Index. The Fund will invest primarily in debt securities of companies that comprise the Lehman Bond Index, in approximately the same weightings as the Lehman Bond Index. The Fund may use securities index futures and options.
--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is one of the most widely accepted benchmarks of bond market total return. It includes more than 6,000 taxable securities, divided into four classes: U.S. Treasury and agency securities, corporate bonds, bonds issued outside the United States but payable in U.S. dollars, and mortgage-backed securities. All of the bonds on the Index have maturities of one year or more at the time of their issue.

U.S. Bond Index--Premier Class

Overview of U.S. Bond Index

Goal........................................................................  25
Core Strategy...............................................................  25
Investment Policies and Strategies..........................................  25
Principal Risks of Investing in the Fund....................................  26
Who Should Consider Investing in the Fund...................................  26
Total Returns, After Fees and Expenses......................................  27
Annual Fund Operating Expenses..............................................  28

A Detailed Look at U.S. Bond Index

Objective...................................................................  29
Index Investing Versus Active Management....................................  29
Strategy....................................................................  29
Principal Investments.......................................................  29
Investment Process..........................................................  29
Risks.......................................................................  30
Financial Highlights........................................................  31

--------------------------------------------------------------------------------

Overview of U.S. Bond Index--Premier Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . The bond market could decline in value as a result of a rise in interest rates.
 . The creditworthiness of a bond issuer could decline, which could cause the value of the bond to decline.
 . The Fund may not be able to mirror the Lehman Bond Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the underperformance of securities selected by us.
 . The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

U.S. Bond Index--Premier Class requires a minimum investment of $5 million. You should consider investing in the Fund if you want to invest in the fixed income market generally without regard to particular types of issuers, sectors, or debt securities. Such investments in the past have offered current income. There is, of course, no guarantee that the Fund will realize its goal.

You should not consider investing in U.S. Bond Index--Premier Class if you are pursuing a short-term financial goal, seeking capital appreciation, or seeking to outperform the Lehman Bond Index.

The Fund by itself does not constitute a balanced investment program. It can, however, provide a complementary investment for investors seeking a more balanced asset mix. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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                                      Overview of U.S. Bond Index--Premier Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on June 30, 1997 (its inception date). The table compares the Fund's average annual return with the Lehman Brothers Aggregate Bond Index over the last calendar year and since the Fund's inception. The Index is a model, not an actual portfolio. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

                     [HEAD, CHART AND FOOTNOTE APPEAR HERE]
YEAR-BY-YEAR RETURNS
(each full calendar year since inception)
1998      8.78%
1999     -1.30%
During the period shown in the bar chart, the Fund's hightest return in any calendar quarter was 4.38% (third quarter 1999) and its lowest quarterly return was -1.14% (second quarter 1999). Past performance offers no indication of how the Fund will perform in the future.

 PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

                          Average Annual Returns
                                 Since Inception
                          1 Year (June 30, 1997)
  U.S. Bond Index-
  Premier Class           -1.30%      5.51%
 -----------------------------------------------
  Lehman Brothers
  Aggregate Bond Index    -0.82%      5.62%
 -----------------------------------------------

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Overview of U.S. Bond Index--Premier Class

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

This table describes the fees and expenses that you may pay if you buy and hold shares of U.S. Bond Index--Premier Class.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/Information on the annual operating expenses reflects the expenses of both the Fund and the U.S. Bond Index Portfolio, the master portfolio in which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.

/2/The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.15%.

/3/For the first year, the expense example takes into account fee waivers and reimbursements.

 ANNUAL FEES AND EXPENSES

                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
  Service (12b-1) Fees                      None
 ---------------------------------------------------
  Other Fund Operating
  Expenses                                 0.41%
 ---------------------------------------------------
  Total Fund Operating
  Expenses                                 0.56%
 ---------------------------------------------------
  Less: Fee Waiver or
  Expense  Reimbursement                  (0.41%)/2/
 ---------------------------------------------------
  Net Expenses                             0.15%
 ---------------------------------------------------


 EXPENSE EXAMPLE/3/

     1 Year                3 Years                           5 Years                           10 Years
      $15                   $138                              $272                               $662
 ----------------------------------------------------------------------------------------------------------

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A detailed look
--------------------------------------------------------------------------------
at U.S. Bond Index--Premier Class

OBJECTIVE

The Fund seeks to match, as closely as possible (before the deduction of expenses) the performance of the Lehman Bond Index.

While we give priority to matching the Index's performance, we cannot offer any assurance of achieving this goal. The Fund's goal is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

 . indexing provides simplicity because it is a straightforward market-matching strategy;
 . index funds generally provide diversification by investing in a wide variety of companies and industries;
 . an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
 . index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
 . index funds generally realize low capital gains.

STRATEGY

To attempt to match the investment performance of the Lehman Bond Index over time, the Fund invests in a statistically selected sample of the securities in the Lehman Bond Index. Over the long term, we seek a correlation between the performance of the Fund, before expenses, and the Lehman Bond Index of 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets in securities included in the Lehman Bond Index and derivative instruments, such as futures contracts and options, that provide exposure to the securities in the Lehman Bond Index. Futures and options are considered derivatives because they "derive" their value from a traditional security (like a stock or bond), asset or index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the Lehman Bond Index as a whole. We may exclude or remove any Lehman security from the Fund, if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. The Fund may also hold short-term debt securities and money market instruments.

INVESTMENT PROCESS

The Fund normally does not hold every one of the 6,000 securities in the Lehman Bond Index. Instead it invests in a representative sample of the securities that make up the Index, which tracks four major classes of investment grade fixed-income securities. The chart on the next page shows the proportion as of December 31, 1999 that each class has recently constituted of the market value of the Index. The Fund also attempts to match the Index's duration, an intermediate term.
--------------------------------------------------------------------------------

Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.

Portfolio Turnover. The annual portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, this Fund has had a low portfolio turnover rate.
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A Detailed Look at U.S. Bond Index--Premier Class


 CLASS OF SECURITIES

                            Percent of Market
                               Value of Index
  U.S. Treasury and agency
  securities                         70%
 --------------------------------------------
  Mortgage-backed
  securities                          2%
 --------------------------------------------
  Corporate Bonds                    25%
 --------------------------------------------
  Bonds issued outside the
  U.S. but payable in U.S.
  Dollars                             3%
 --------------------------------------------
  Other debt securities              N/A
 --------------------------------------------

RISKS

Below we set forth some of the prominent risks associated with bond investing in general and with index investing.

Primary Risks

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Tracking Error. There are several reasons that the Fund's performance may not match the Index exactly:

 . Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading bonds.
 . The composition of the Index and the bonds held by the Fund may occasionally diverge.
 . The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" Index.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued.

Prepayment Risk. When a bond issuer, such as an issuer of mortgage-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the Fund by reducing the relative attractiveness of bonds as an investment. Investment grade debt securities similar to those held in the Fund have experienced a moderate level of short-term price fluctuation.

Futures and Options. The Fund may invest, to a limited extent, in securities index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

 . that the derivative is not well correlated with the securities for which it is acting as a substitute;
 . that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and . that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risk

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

--------------------------------------------------------------------------------

                               A Detailed Look at U.S. Bond Index--Premier Class


The table below provides a picture of the Fund's financial performance since inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 FINANCIAL HIGHLIGHTS

                                                                For the Period
                                              For the Years    June 30, 1997/1/
                                            Ended December 31, through Dec. 31,
                                              1999    1998/2/        1997
  Per Share Operating Performance:
  Net Asset Value, Beginning of Period       $10.47    $10.29      $10.00
 ------------------------------------------------------------------------------
  Income from Investment Operations
  Net Investment Income                        0.57      0.59        0.33
 ------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)
   on Investment Transactions                 (0.70)     0.29        0.32
 ------------------------------------------------------------------------------
  Total from Investment Operations            (0.13)     0.88        0.65
 ------------------------------------------------------------------------------
  Distributions to Shareholders
  Net Investment Income                       (0.58)    (0.61)      (0.32)
 ------------------------------------------------------------------------------
  Net Realized Gains from Investment
   Transactions                                --       (0.09)      (0.04)
 ------------------------------------------------------------------------------
  Total Distributions                         (0.58)    (0.70)      (0.36)
 ------------------------------------------------------------------------------
  Net Asset Value, End of Period              $9.76    $10.47      $10.29
 ------------------------------------------------------------------------------
  Total Investment Return                     (1.30)%    8.78%       6.52%
 ------------------------------------------------------------------------------
  Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)    $92,657  $39,790      $8,119
 ------------------------------------------------------------------------------
  Ratios to Average Net Assets:
  Net Investment Income                        5.79%     5.70%       6.32%/3/
 ------------------------------------------------------------------------------
  Expenses After Waivers, Including
   Expenses of the U.S. Bond Index
   Portfolio                                   0.15%     0.15%       0.15%/3/
 ------------------------------------------------------------------------------
  Expenses Before Waivers, Including
   Expenses of the U.S. Bond Index
   Portfolio                                   0.56%     0.90%       0.86%/3/
 ------------------------------------------------------------------------------
  Decrease Reflected in Above Expense
  Ratio Due to Fees Waivers or Expenses
  Reimbursements                               0.41%     0.75%       0.71%/3/
 ------------------------------------------------------------------------------
  Portfolio Turnover Rate/4/                     224%      82%         79%
 ------------------------------------------------------------------------------

 /1/Commencement of Operations.
 /2/Advisor Class Shares were converted to Premier Class Shares (formerly Institutional Shares) on July 10, 1998.
 /3/Annualized.
 /4/The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.
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Information
--------------------------------------------------------------------------------
concerning all Funds

MANAGEMENT OF THE FUNDS

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank A.G., Deutsche Fund Management, Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Board of Trustees. Each Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as each Fund's investment adviser. The investment adviser makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions.

The Funds paid the following fees to investment adviser for investment advisory services in the last fiscal year:

 FUND

                        Percentage of Average
                             Daily Net Assets
  Equity 500 Index
   Premier                             0.075%
 --------------------------------------------
  Small Cap Index--
   Premier Class                       0.15%
 --------------------------------------------
  EAFE Equity Index--
   Premier Class                       0.25%
 --------------------------------------------
  U.S. Bond Index--
   Premier Class                       0.15%
 --------------------------------------------

As of March 15, 2000, Equity 500 Index Premier will pay 0.05% of its average daily net assets for investment advisory services.

As of December 31, 1999, Bankers Trust had total assets of approximately $270 billion under management. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

At a special meeting of shareholders held in 1999, shareholders of each Fund except Equity 500 Index Premier approved a new investment advisory agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons," generally referred to as independent trustees. Shareholders of each Fund except Equity 500 Index Premier also approved a new sub-investment advisory agreement, among each Fund's portfolio, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the independent trustees, within two years of the date of the special meeting. Under the new investment advisory and sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with the investment adviser.

Deutsche Asset Management, Inc. is located at 885 Third Avenue 32nd Floor, New York, New York 10022. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Funds. The SEC has granted a
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                                                Information Concerning All Funds

temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Funds. In addition, Bankers Trust, or your service agent, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;
 . implementing any changes you wish to make in your account information;
 . processing your requests for cash dividends and distributions from the Fund; . answering your questions on the Fund's investment performance or administration;
 . sending proxy reports and updated prospectus information to you; and . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement-investment reporting.

Organizational Structure. The Funds are "feeder funds" that invest all of their assets in a "master portfolio." The Funds and their corresponding master portfolio are listed below:

 FUND
                              Master Portfolio
  Equity 500 Index
   Premier          Equity 500 Index Portfolio
 ----------------------------------------------
  Small Cap
   Index--Premier
   Class            Small Cap Index Portfolio
 ----------------------------------------------
  EAFE Equity
   Index--Premier
   Class            EAFE Equity Index Portfolio
 ----------------------------------------------
  U.S. Bond
   Index--Premier
   Class            U.S. Bond Index Portfolio
 ----------------------------------------------

Each Fund and its master portfolio have the same goal. Each master portfolio is advised by Bankers Trust.

A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a fund's Trustees to withdraw the fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw a fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING A FUND'S SHARE PRICE

We calculate the daily price of each Fund's shares (also known as the "Net Asset Value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business.

The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Price changes in the securities a Fund owns may ultimately affect the price of the Fund's shares the next time the NAV is calculated.)

We value the securities in a Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. You can find a Fund's daily share price in the mutual fund listings of most major newspapers.

--------------------------------------------------------------------------------

The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
--------------------------------------------------------------------------------

Information Concerning All Funds


DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their dividends and capital gains to shareholders each year. Capital gains, if any, are paid annually. The Funds pay income dividends as described below:

 FUND

                                   Income
                                Dividends are
                                    Paid:
  Equity 500 Index Premier        Quarterly
 --------------------------------------------
  Small Cap Index--Premier
   Class                          Annually
 --------------------------------------------
  EAFE Equity Index--
   Premier Class                  Annually
 --------------------------------------------
  U.S. Bond Index--Premier
   Class                          Monthly
 --------------------------------------------

We will automatically reinvest all of your distributions in shares of your Fund unless you elect to receive your distributions in cash.

PERFORMANCE INFORMATION

Each Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. Each Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

TAX CONSIDERATIONS

A Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:


  TRANSACTION                                                  TAX STATUS
  Income dividends                                             Ordinary Income
 ------------------------------------------------------------------------------
  Short-term capital gains distributions                       Ordinary Income
 ------------------------------------------------------------------------------
  Long-term capital gains distributions                        Capital gains
 ------------------------------------------------------------------------------

Every year your Fund will send you information on the distributions for the previous year. In addition, if you sell your Fund shares you may have a capital gain or loss.


  TRANSACTION                                TAX STATUS
  Your sale of shares owned
  more than one year                         Capital gains or losses
 ------------------------------------------------------------------------------
  Your sale of shares owned
  for one year or less                       Ordinary Income
 ------------------------------------------------------------------------------
  Long-term capital gains distributions      Gains treated as ordinary income;
                                             losses subject to special rules.
 ------------------------------------------------------------------------------

The tax considerations for tax deferred accounts or non-taxable entities are different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

BUYING AND SELLING FUND SHARES

Contacting the Mutual Fund Service Center of Deutsche Asset Management

By Phone           1-800-730-1313

By Mail            Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210

By Overnight Mail  Deutsche Asset Management Service Center
                   210 West 10th Street, 8th floor
                   Kansas City, MO 64105-1716

Minimum Account Investments

 To open an account      $5 million
 To add to an account    $1 million
 Minimum account balance $1 million

Shares of each Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank A.G., any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank A.G. or any of its affiliates or subsidiaries, their spouses and minor children. Each Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.
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                                                Information Concerning all Funds


How to Open Your Fund Account


By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Deutsche Asset Management Service Center.) Mail the completed application along with a check payable to the Fund you have selected to the Deutsche Asset Management Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"

By Wire: Call the Deutsche Asset Management Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management Fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center at Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1 million worth of shares in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. eastern time the next business day.

Routing No.:  021001033

Attn:         Deutsche Asset Management/Mutual Funds

DDA No.:      00-226-296

FBO:          (Account name)
              (Account number)

Credit:       (Fund name and number)

              Equity 500 Index Premier (1681)

              Small Cap Index--Premier Class (1713)

              EAFE Equity Index--Premier Class (1714)

              U.S. Bond Index--Premier Class (1711)

Refer to your account statement for the account name and number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

Important Information About Buying and Selling Shares

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Deutsche Asset Management Service Center. It is then your service agent's responsibility to transmit the order to the Deutsche Asset Management Service Center. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.
 . You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your
--------------------------------------------------------------------------------

Information Concerning All Funds

 account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.

 . We accept payment for shares only in U.S. dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. We do not accept starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but no later than seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management mutual fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may order exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone if your account has the exchange by phone feature or by letter or wire.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.
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Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.

Equity 500 Index Premier
BT Institutional Funds

Small Cap Index--Premier Class
EAFE Equity Index--Premier Class
U.S. Bond Index--Premier Class
BT Advisor Funds

Distributed by:
ICC Distributors, Inc.                                   CUSIP #055924500
                                                                05576L882
                                                                05576L874
                                                                05576L700

                                                         COMBINXPRO (04/00)
                                                         811-6071
                                                         811-7347

   STATEMENT OF ADDITIONAL INFORMATION
                                                                  April 30, 2000

BT Pyramid Mutual Funds

Money Market Investment

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information ("SAI") relates to Money Market Investment (the "Fund").


The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Cash Management Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor ("Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's investment adviser ("Adviser"), and to clients and customers of other organizations.

The Fund's Prospectus dated April 30, 2000, which may be amended from time to time provides the basic information investors should know before investing.
This SAI, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Bankers Trust service agent ("Service Agent"). Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 1999. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.

                             BANKERS TRUST COMPANY
                      Investment Adviser of the Portfolio
                    Administrator of the Fund and Portfolio

                             ICC DISTRIBUTORS, INC.
                                  Distributor
                                 1-800-730-1313

                               TABLE OF CONTENTS

                                                                                                                       Page
                                                                                                                       ----
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..........................................................               2
  Investment Objectives...................................................................................               2
  Investment Policies.....................................................................................               2
  Additional Risk Factors.................................................................................               5
  Investment Restrictions.................................................................................               7
  Portfolio Turnover......................................................................................              10
  Portfolio Transactions..................................................................................              10

Net Asset Value...........................................................................................              11

Purchase and Redemption Information.......................................................................              12
  Purchase of Shares......................................................................................              12
  Redemption of Shares....................................................................................              13

MANAGEMENT OF THE TRUST AND THE PORTFOLIOS................................................................              14
  Trustees of the Trust and Portfolios....................................................................              14
  Officers of the Trust and Portfolios....................................................................              16
  Trustee Compensation Table..............................................................................              17
  Code of Ethics..........................................................................................              17
  Investment Adviser......................................................................................              18
  Administrator...........................................................................................              19
  Distributor.............................................................................................              20
  Service Agent...........................................................................................              20
  Custodian and Transfer Agent............................................................................              21
  Expenses................................................................................................              21
  Use Of Name.............................................................................................              21
  Banking Regulatory Matters..............................................................................              22
  Counsel and Independent Accountants.....................................................................              21

ORGANIZATION OF THE TRUST.................................................................................              22

TAXES.....................................................................................................              23

PERFORMANCE INFORMATION...................................................................................              24
  Economic and Market Information.........................................................................              26

FINANCIAL STATEMENTS......................................................................................              26

APPENDIX..................................................................................................              27

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. The Portfolio, in pursuing its investment objective, will comply with Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "1940 Act"). Thus, descriptions of investment techniques and Portfolio instruments are qualified by the provisions and limitations of Rule 2a-7.

Obligations of Banks and Other Financial Institutions. The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolio may invest include, but are not limited to, certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If Bankers Trust, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolio will invest more than 25% of its assets in the bank and other financial institution obligations described above. The Portfolio's concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolio to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks.

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)

U.S. Government Obligations. The Portfolio may invest in direct obligations issued by the U.S. Treasury or in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government ("U.S. Government Obligations"). Certain short-term U.S. Government Obligations, such as those issued by the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association are solely the obligations of the issuing entity but are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Examples of the types of U.S. Government Obligations that the Portfolio may hold include, but are not limited to, in addition to those described above and direct U.S. Treasury obligations, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.

Other Debt Obligations. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

Asset-Backed Securities. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets."

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with banks and governmental securities dealers approved by the Portfolio's Board of Trustees. Under the terms of a typical repurchase agreement, the Portfolio would acquire U.S. Government Obligations regardless of maturity any remaining maturity for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateralized securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level.

Reverse Repurchase Agreements. The Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Portfolio enters into a reverse repurchase agreement it segregates cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

When-Issued and Delayed Delivery Securities. To secure prices deemed advantageous at a particular time, the Portfolio may purchase securities on a when-issued or delayed delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made at the same time as the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as, and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event.

Securities purchased on a when-issued or delayed delivery basis may expose the Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. A Portfolio does not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a when-issued or delayed delivery basis, the Portfolio will segregate liquid instruments in an amount at least equal to the when-issued or delayed delivery commitment.

Investment in Other Investment Companies. In accordance with applicable law, the Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC").

Credit Enhancement. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, the Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolio is permitted to lend up to 33 1/3% of the total value of its securities to brokers, dealers and other financial organizations. These loans must be secured continuously by cash or securities issued or guaranteed by the United States government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the borrower fail financially and possible loss of the collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Quality and Maturity of the Portfolio's Securities 3. The Fund will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of the Fund, will also determine that all securities purchased by the Fund present minimal credit risks. Bankers Trust will cause the Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Fund. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

                            Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio.
Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distrubution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's and Standard & Poor's Ratings Services ("S&P") represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
(b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

                            Investment Restrictions

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:


  1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

  2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

  3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer provided, however, that nothing in this investment restriction shall
     -----------------
     prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

  4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. Government Obligations; (ii) under normal market conditions more than 25% of the total assets of the Fund (and Portfolio) will be invested in obligations of foreign and U.S. Banks provided, however, that nothing in
                                           -----------------
     this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

  5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

  6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided, however,
                                                              -----------------
     that nothing in this investment restriction shall prevent the Trust from investing all of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

  7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

  8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, the lending of portfolio securities.

  9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio's, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided,
                                                                       ---------
     however, that nothing in this investment restriction shall prevent the
     -------
     Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

 10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided,
                                                                    ---------
     however, that nothing in this investment restriction shall prevent the
     -------
     Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

 11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided,
                                                                    ---------
     however, that nothing in this investment restriction shall prevent the
     -------
     Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

 12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

 13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its Adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

 14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Additional Restrictions. In order to comply with certain statutes and policies, the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

    (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

   (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

  (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

   (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

    (v) invest for the purpose of exercising control or management;

   (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that
                                                   -----------------
        securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund) (unless permitted to do so by an exemptive order of the SEC); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company);

  (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling).

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                               Portfolio Turnover

The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. However, this policy does not result in higher brokerage commissions to the Portfolio as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust, investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research, services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                NET ASSET VALUE


The net asset value ("NAV") per share is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of the Fund is calculated twice on each Valuation Day as of 2:00 p.m, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Fund's NAV per share will normally be $1.00.


The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its NAV. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                      PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the Trust's custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 2:00 p.m., the shareholder will receive that Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the Portfolio may accept purchase orders up until a time later than 2:00 p.m., Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

If orders are placed through a Service Agent, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before 2:00 p.m. or 4:00 p.m. Eastern time, as applicable.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.


                             Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time) on a Valuation Day will be redeemed at the NAV per share as of 2:00 p.m. (Eastern time) and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time) on a Valuation Day and prior to the close of the NYSE will be redeemed at the NAV per share at the close of the NYSE and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day, but in any event within seven calendar days following receipt of the request. Shares redeemed in this manner will receive the dividend declared on the day of the redemption.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to change in market value. See "Minimum Investments" above for minimum balance amounts.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading in the Fund's primary market is restricted by applicable rules and regulations of the SEC; (b) the Fund's primary market is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

 . Your account registration has changed within the last 30 days,

 . The check is being mailed to a different address than the one on your account
  (record address),

 . The check is being made payable to someone other than the account owner,

 . The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

 . You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

                     MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are each governed by a Board of Trustees which is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and the Portfolios.

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and Portfolio, their birthdate and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                      Trustees of the Trust and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco/2/. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA/2/; Director, S.G. Cowen Mutual Funds/2/; Director, Japan Equity Fund, Inc./2/; Director, Taiwan Equity Fund, Inc./2/ His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds/2/; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present); Member, Investment Committee, Unilever U.S. Pension and


-----------------
/1/The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

/2/An investment company registered under the 1940 Act.

Thrift Plans (1989 to present)/3/; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928)--Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954)--Secretary of the Trust and Portfolio Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942)--President and Chief Executive Officer of the Trust and Portfolio Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc./4/ His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust, Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.


---------------
/3/A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
/4/Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or Portfolio Trust. No director, officer or employee of ICC Distributors or any of its affiliates will receive any compensation from the Trust or Portfolio Trust for serving as an officer or Trustee of the Trust or Portfolio Trust.

                          Trustee Compensation Table

-----------------------------------------------------------------------------------------------------------------------
                                                Aggregate
                                              Compensation                    Aggregate              Total Compensation
                                             from BT Pyramid                Compensation                     from
Trustee                                           Funds*                   From Portfolio**             Fund Complex***
-----------------------------------------------------------------------------------------------------------------------
Charles P. Biggar                                $ 1,698                        $1,235                       $43,750
-----------------------------------------------------------------------------------------------------------------------
S. Leland Dill                                   $ 1,698                        $1,075                       $43,750
-----------------------------------------------------------------------------------------------------------------------
Martin Gruber                                    $26,442                        $  212                       $45,000
-----------------------------------------------------------------------------------------------------------------------
Richard J. Herring                               $ 1,509                        $  189                       $43,750
-----------------------------------------------------------------------------------------------------------------------
Kelvin Lancaster                                 $ 6,133                        N/A                          $18,750
-----------------------------------------------------------------------------------------------------------------------
Bruce E. Langton                                 $ 1,698                        $  212                       $43,750
-----------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                             $ 1,698                        $1,108                       $45,000
-----------------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                             $26,442                        $  212                       $45,000
-----------------------------------------------------------------------------------------------------------------------

* The information provided is for the BT Investment Funds, which is comprised of 16 funds, for the year ended December 31, 1999.

** The information provided is for Cash Management Portfolio for the Portfolio's most recent fiscal year ended December 31, 1999.

*** Aggregated information is furnished for the Deustche Asset Management Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 1999.

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Bankers Trust Co Cust. Texas Instruments Employees Universal Profit Sharing Plan, Attn. Michael Bulcowski, 34 Exchange Place, Jersey City, NJ 07302-3885 (16.786%).

                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's adviser, Bankers Trust, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as Adviser.

Bankers Trust is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with brokers, dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under the Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $10,613,250, $8,019,093 and
$6,544,181, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $1,445,608, $1,151,727 and $940,530, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.


                                 Administrator

Under its Administration and Services Agreement with the Trust, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.30% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Adviser calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreement, the Adviser may delegate one or more of its responsibilities to others at the Adviser's expense.

Under the Administration and Services Agreement, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of each Trust and the Portfolio reasonably deems necessary for the proper administration of each Trust and the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with each Trust's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the NAV, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and the Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this SAI, the most restrictive annual expense limitation applicable to any Fund is 2.50% of the Fund's first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $1,627,797, $1,295,091 and $1,315,340, respectively for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $853,958, $651,978 and $656,718, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned compensation of $3,539,131, $2,673,031 and $2,181,394, respectively, for administrative and other services provided to the Portfolio.


                                  Distributor

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors' duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                 Service Agent


The Adviser acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as custodian and transfer agent for the Trust and as custodian for the Portfolio pursuant to the administration and services agreements discussed above. As custodian, Bankers Trust holds the Fund's and the Portfolio's assets. For such services, Bankers Trust receives monthly fees from the Fund and Portfolio, which are included in the administrative services fees discussed above. As transfer agent for each Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and each Trust and causes to be distributed any dividends and distributions payable by each Trust. Bankers Trust is also reimbursed by the Fund for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                    Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                                  Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as Adviser. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreements and other activities for the Trust and the Portfolio described in the Prospectuses and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust or the Portfolio. If the circumstances described above should change, the Boards of Trustees would review each Trust's relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                      Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUSTS

The Trust was organized on February 28, 1992 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of the Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of March 31, 2000, no shareholders of record owned 25% or more of the voting securities of Money Market--Investment, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

                                     TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

The Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of the Fund's pro rata share of the Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund.

The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisers to assess the consequences of investing in the Fund under state and local laws and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                            PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual
funds.   Similarly, the yield of the Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

     The yields are then calculated as follows:

     Base Period Return      =     Net Change in Account Value
                                   ---------------------------
                                   Beginning Account Value

     Current Yield           =     Base Period Return x 365/7

     Effective Yield         =     [(1 + Base Period Return)365/7] - 1

     Tax Equivalent Yield    =     Current  Yield
                                   --------------
                                   (1 - Tax Rate)


For the seven days ended December 31, 1999, the Fund's Current Yield was 5.61% and the Fund's Effective Yield was 5.77%.

                        Economic and Market Information

Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the period ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 1999. A copy of the Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

                       Description of Securities Ratings

Description of S&P's corporate bond ratings:

AAA--Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch Investors Service's corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P's municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch Investors Service's commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thomson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thomson Bank Watch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2000



Investment Adviser of the Portfolio
Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
   250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055847206
1660SAI (0/00)

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  April 30, 2000

BT Pyramid Mutual Funds

Equity 500 Index--Investment Class
formerly BT Investment Equity 500 Index Fund

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates only to Equity 500 Index--Investment Class (the "Fund").

The Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company having the same investment objective as the Fund.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor ("Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's investment adviser ("Adviser"), and to clients and customers of other organizations.

   The Fund's Prospectus dated April 30, 2000, which may be amended from time to time provides the basic information investors should know before investing.
This SAI, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Bankers Trust service agent ("Service Agent"). Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 1999. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.


                              BANKERS TRUST COMPANY
                      Investment Adviser of the Portfolio
                    Administrator of the Fund and Portfolio

                            ICC DISTRIBUTORS, INC.
                                  Distributor
                                1-800-730-1313

                               TABLE OF CONTENTS




                                                                Page
                                                                  --
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..............      1
   Investment Objectives.....................................      1
   Investment Policies.......................................      1
   Additional Risk Factors...................................      8
   Investment Restrictions...................................     10
   Portfolio Transactions and Brokerage Commissions..........     13

PERFORMANCE INFORMATION......................................     15
   Standard Performance Information..........................     15
   Comparison of Fund Performance............................     17
   Economic and Market Information...........................     18

VALUATION OF SECURITIES, REDEMPTIONS AND PURCHASES IN KIND...     19
   Valuation of Securities...................................     19
   Redemptions and Purchases in Kind.........................     20
   Purchase of Shares........................................     20
   Redemption of Shares......................................     21

MANAGEMENT OF THE TRUST AND PORTFOLIO........................     22
   Trustees of the Trust and Portfolio.......................     23
   Officers of the Trust and Portfolio.......................     25
   Trustee Compensation Table................................     26
   Code of Ethics............................................     28
   Investment Adviser........................................     28
   Administrator.............................................     30
   Distributor...............................................     31
   Service Agent.............................................     31
   Custodian and Transfer Agent..............................     32
   Expenses..................................................     32
   Use of Name...............................................     32
   Banking Regulatory Matters................................     32
   Counsel and Independent Accountants.......................     33

ORGANIZATION OF THE TRUST....................................     33

TAXATION.....................................................     34
   Taxation of the Fund......................................     34
   Distributions.............................................     35
   Taxation of the Portfolio.................................     36
   Backup Withholding........................................     36
   Foreign Shareholders......................................     36
   Other Taxation............................................     36

FINANCIAL STATEMENTS.........................................     36

APPENDIX.....................................................     37

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             Investment Objective

The Fund's investment objective is to match as closely as possible (before the deduction of expenses) the total return of the S&P 500 Index which emphasizes stocks of large U.S. Companies. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

Equity Securities. The Portfolio may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

   Short-Term Instruments. When the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Ratings Services ("S&P") or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.
Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.
The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see Appendix.

Derivatives. The Portfolio may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of the Portfolio and when consistent with the Portfolio's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio segregates cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting
              -----------------
the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss.
In all cases, the Adviser must find the creditworthiness of the other party to the transaction satisfactory.

        Index Futures Contracts and Options on Index Futures Contracts

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

Futures contracts trade on a number of exchanges and clear through their clearing corporations. The Portfolio may enter into contracts for the purchase or sale for future delivery of the Index.

   At the same time a futures contract on the Index is entered into, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts (other than those that settle in cash) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it enters into futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of the Index is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of a decrease in the Index which would adversely affect the value of securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options on Index Futures Contracts. The Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

The writing of a call option on a futures contract with respect to the Index may constitute a partial hedge against declining prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Board of Trustees of the Portfolio has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. In compliance with current CFTC regulations, the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

Options on Securities Indexes. The Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Portfolio.

By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

The Portfolio may purchase call and put options on the Index. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index ("protective puts"). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

The Portfolio has adopted certain other nonfundamental policies concerning index option transactions which are discussed below. The Portfolio's activities in index options may also be restricted by the requirements of the Code, for qualification as a regulated investment company.

The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

                            Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio.
Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective):


(1) borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

(2) underwrite securities issued by other persons except insofar as the Portfolio (Trust or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

(5) concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's (Fund's) investment objective, up to 25% of its total assets may be invested in any one industry; and

(6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

(7) with respect to 75% of the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. In order to comply with certain statutes and policies the Portfolio (or the Trust, on behalf of the Fund) will not as a matter of non-fundamental operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

   (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

   (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

   (v)    invest for the purpose of exercising control or management;

   (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided,
                                                                ---------
          however, that securities of any investment company will not be
          --------
          purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
          (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund), unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of merger or consolidation, the Portfolio
          (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

   (vii) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

   (viii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) have no current intention to engage in short selling);

   (ix) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

   (x) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

               Portfolio Transactions and Brokerage Commissions

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio in concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

   For the fiscal years ended December 31, 1999, 1998 and 1997, Equity 500 Index Portfolio paid brokerage commissions in the amount of $678,820, $534,801 and $341,058, respectively. For the year ended December 31, 1998, the Portfolio paid $333 in brokerage commissions to Bankers Trust, an affiliate of the Fund and Portfolio. This represents 0.06% of the Portfolio's aggregate brokerage commissions and 0% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions during the fiscal year. For the years ended December 31, 1999 and 1997, the Equity 500 Index Portfolio did not pay brokerage commissions to an affiliate.


                            PERFORMANCE INFORMATION

                       Standard Performance Information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. Mutual fund performance is commonly measured as total return and/or yield. The Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

Yield: Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value ("NAV") per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

   The 30-day SEC yield for the period ended December 31, 1999 was 1.04%.

Total return: Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains.
A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. The Fund's average annual total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

   The Fund's total return for the one-year period ended December 31, 1999 was 20.59%. The Fund's cumulative total return for the five-year period ended December 31, 1999 was 247.45%. The Fund's cumulative total return for the period from December 31, 1992 (commencement of operations) to December 31, 1999 was 284.93%.

Performance Results: Total returns and yields are based on past results and are not an indication of future performance. Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the NAV and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                        Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S.
-------------------------
mutual funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that
--------
periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the
-------------
performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory
--------------
publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money
---------------
Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time
---------------
articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market
---------------
Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the
------
performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance
-------
of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the
---------------
performance of U.S. mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and
----------------
business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly
--------------------------
publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds
-----
and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.
---------------

New York Times, a nationally distributed newspaper which regularly covers
--------------
financial news.

Personal Investing News, a monthly news publication that often reports on
-----------------------
investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a
-----------------
"Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing
-------
business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports
--------------------------
mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual
----------
funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly
-------------------
covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information
------------------------------------------
about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop"
-------------
section reporting on the mutual fund/financial industry.

                        Economic and Market Information

Advertising and sales literature of a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

          VALUATION OF SECURITIES, REDEMPTIONS AND PURCHASES IN KIND

                            Valuation of Securities

   The net asset value ("NAV") per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The NAV per Share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Fund and other assets), less all liabilities attributable to the Shares, by the total number of Shares outstanding as of the Valuation Time. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Fund's Board of Trustees believes accurately reflects fair value.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

     type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.



                       Redemptions and Purchases in Kind

The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Class' net asset values (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund's Classes at the beginning of the period.

   The Fund may, at its own option, accept securities in payment for shares of a class. The securities delivered in payment for shares are valued by the method described above as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for future tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares. The Fund and the Portfolio each reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or the Portfolio.

                              Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

       The Trust and Bankers Trust have authorized one or more brokers to accept on the Trust's behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

                             Redemption of Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at the that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to change in market value. See "Minimum Investments" above for minimum balance amounts.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

 .  Your account registration has changed within the last 30 days,

 .  The check is being mailed to a different address than the one on your account
   (record address),

 .  The check is being made payable to someone other than the account owner,

 . The redemption proceeds are being transferred to a BT account with a different registration, or

 . You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Tax-Saving Retirement Plans

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this SAI.

                     MANAGEMENT OF THE TRUST AND PORTFOLIO

   The Trust and the Portfolio are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio requires employees other than their executive officers. None of the executive officers of the Trust or the Portfolio devote full time to the affairs of the Trust or the Portfolio.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Portfolio, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and Portfolio their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

                      Trustees of the Trust and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco/2/. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA/2/; Director, S.G. Cowen Mutual Funds/2/; Director, Japan Equity Fund, Inc./2/; Director, Taiwan Equity Fund, Inc./2/ His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds/2/; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.



-----------------------
/1/ The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

/2/ An investment company registered under the 1940 Act

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present); Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present)/3/ Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)/2/. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale is a member of the Audit Committee.

                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust and Portfolio Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.


JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust and Portfolio Trust; President, Forum Financial Group L.L.C. and its affiliates; President,



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/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ICC Distributors, Inc./4/ His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.



                           Trustee Compensation Table


                              Aggregate                Aggregate                    Total
                            Compensation             Compensation             Compensation from
Trustee                      from Trust*            From Portfolio**            Fund Complex***
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Charles P. Biggar               $ 1,698                  $1,235                     $43,750
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S. Leland Dill                  $ 1,698                  $1,074                     $43,750
----------------------------------------------------------------------------------------------------
Martin Gruber                   $26,442                  $  212                     $45,000
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Richard J. Herring              $ 1,509                  $  189                     $43,750
----------------------------------------------------------------------------------------------------
Kelvin Lancaster                $ 6,133                     N/A                     $18,750
----------------------------------------------------------------------------------------------------
Bruce E. Langton                $ 1,698                  $  212                     $43,750
----------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            $ 1,698                  $1,108                     $45,000
----------------------------------------------------------------------------------------------------
Harry Van Benschoten            $26,442                  $  212                     $45,000
----------------------------------------------------------------------------------------------------



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/4/ Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

* The information provided is for the BT Pyramid Mutual Funds, which is comprised of 5 funds, for the year ended December 31, 1999.

** The information provided is for Equity 500 Index Portfolio for the Portfolio's most recent fiscal year ended December 31, 1999.

*** Aggregated information is furnished for the Deustche Asset Management funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 1999.

Bankers Trust reimbursed the Fund and Portfolio for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

As of March 31, 2000, the Trustees and officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

As of March 31, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Mac & Co. Cust. Westinghouse Electric Savings & Investment Plan A/C WSPF 1801142, Attn Mutual Funds Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198 (16.312%); State Street Bank and Trust Cust. Northrop Grumman Essd Savings Plan Attn: Annette Johnson, 34 Exchange Pl #6-3064, Jersey City, NJ 07302-3885 (11.110%); Bechtel Bettis Inc. Savings Plan C/O Bankers Trust Company 100 Plaza One, Jersey City, NJ 07311-3901 (5.192%); Private Bank Sweep, Investment Advisory, New York, NY (39.977%); Private Bank Sweep, Custody, New York, NY (30.917%);

Bankers Trust Co. Cust 401(k) Framatome Technologies, Attn. Tom Arnold, Recordkeeping, 800 Crescent Centre Drive, Franklin, TN 37067-6221 (5.186%).

                                Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's adviser, Bankers Trust, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout period" surrounding trades by funds for which such investment personnel make investment recommendations, subject to certain exceptions. The ICC Distributors' Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.


                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as Adviser.

   Bankers Trust is a wholly owned subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates, In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates, Also, in dealing with its customers, Bankers Trust, its parent , subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with brokers, dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under the Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Portfolio.

For the fiscal years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $5,134,906, $3,186,503 and $2,430,147, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust did not reimburse in 1999 and reimbursed $799,296 in 1998 and $1,739,490 in 1997 to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.

   The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.

                                 Administrator

Under its Administration and Services Agreement with the Trust, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.30% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Adviser calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay the Adviser a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%. For the period January 1, 1998 to May 6, 1998, the Administration and Services fee was 0.05% on an annual basis. Under the Administration and Services Agreement, the Adviser may delegate one or more of its responsibilities to others at the Adviser's expense.

Under the Administration and Services Agreement, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

   For the years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $2,795,831, 2,262,552 and $1,666,151, respectively, in compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $1,333,892, $1,112,494 and $774,879, respectively, to the Fund to cover expenses.

For the years ended December 31, 1999, 1998 and 1997, Bankers Trust earned $344,960, $676,625 and $1,215,073, respectively, in compensation for administrative and other services provided to the Portfolio.

    Distributor

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors's duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                 Service Agent

   The Adviser acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees.
The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                         Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                   Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                                  Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term. The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                          Banking Regulatory Matters

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio contemplated by the investment advisory agreements and other activities for the Fund and the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                      Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

   The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

    The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of the Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

   As of March 31, 2000, no shareholders of record owned 25% or more of the voting securities of Equity 500 Index--Investment Class, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.


                                   TAXATION

                             Taxation of the Fund

The Trust intends to qualify annually and to elect for the Fund to be treated as a regulated investment company under the Code. As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability. The Fund also does not anticipate paying any excise taxes. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Fund's investment in Section 1256 contracts, such as regulated futures contracts and options on most stock indices, is subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

                                 Distributions

The Fund distributes substantially all of its net income and capital gains to shareholders each year. Income dividends are distributed quarterly. In addition, the Fund will distribute net capital gains, if any, at least annually and potentially semi-annually, if required, to remain in compliance with the applicable tax regulations. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Dividends paid out of the Fund's investment company taxable income and short-term capital gains will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in October, November or December and paid in January are taxable as if paid on December 31. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a taxable amount, and a cost basis in each such share, equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal income tax status of distributions.
Shareholders should consult their own tax adviser concerning the application of federal, state and local taxes to the distributions they receive from the Fund.

You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

On the ex-date for a distribution from capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

                           Taxation of the Portfolio

The Portfolio is not subject to Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                              Backup Withholding

The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                             Foreign Shareholders

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

                             FINANCIAL STATEMENTS

   The financial statements for the Fund or Portfolio for the period ended December 31, 1999, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 1999. A copy of the Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                   APPENDIX

                       Bond and Commercial Paper Ratings

Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

S&P's Bond Ratings

An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree.

The rating "AA" may be modified by the addition of a plus or minus sign to show relative standing within such category.

Moody's Bond Ratings

Excerpts from Moody's description of its corporate bond ratings: Aaa judged to be the best quality, carry the smallest degree of investment risk; Aa judged to be of high quality by all standards.

S&P's Commercial Paper Ratings

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2000

Investment Adviser of the Portfolio
Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.

   Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


CUSIP #055847107

SAI1662 (0/00)

PART C -  OTHER INFORMATION

ITEM 23.  Exhibits.

(a)  Declaration of Trust of the Trust; 1
     (i) Twelfth Amended and Restated Establishment and Designation of Series; filed herewith
(b)  By-Laws of the Trust; 1
(c)  Instruments Defining Rights of Security Holders; 3
(d)  Investment Advisory Agreement dated June 4, 1999; 13
(e)  Distribution Agreement; 4
(f)  Bonus/Profit Sharing Contracts - Not Applicable;
(g)  Custodian Agreement between Registrant and Bankers Trust Company; 5
     (i) Amendment #1 to Exhibit A to the Custodian Agreement between the Registrant and Bankers Trust Company; 6
     (ii) Cash Services Agreement between the Registrant and Bankers Trust Company; 7
(h)  Administration and Services Agreement; 8
     (i)   Exhibit D to Administration and Services Agreement; 4
     (ii) Amended and Restated Shareholder Services Plan for BT PreservationPlus Fund; 4
     (iii) Agreement to Provide Shareholder Services for BT PreservationPlus Fund; 4
     (iv) Expense Limitation Agreement dated September 30, 1999 on behalf of Equity Appreciation Fund and PreservationPlus Fund; 13
     (v) Expense Limitation Agreement dated December 31, 1999, on behalf of BT Investment Money Market and BT Investment Equity 500 Index Funds; filed herewith
     (vi) Expense Limitation Agreement dated June 4, 1999, on behalf of BT Institutional Asset Management Fund; 13
(i)  Other Opinions -- Not applicable;
(j)  Consent of Independent Accountants - filed herewith;
(k)  Omitted Financial Statements - Not Applicable;
(l)  Investment representation letters of initial shareholders of the Trust; 9
(m)  Rule 12b-1 Plans - Not applicable;
(n)  Financial Data Schedules - Not applicable;
(o)  Rule 18f-3 Plan (Multiple Class Expense Allocation); 2
     (i)   Revised Multiple Class Expense Allocation Plan; 6
(p)  Fund, Adviser and Underwriter Codes of Ethics; filed herewith
______________________
1. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.

3.   Incorporated by reference to Section 6.2 of Registrant's Declaration of
     Trust.
4. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement as filed with the Commission on November 24, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement as filed with the Commission July 1, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.
9. Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.
10. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement as filed with the Commission on April 30, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement as filed with the Commission on May 28, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement as filed with the Commission on January 31, 2000.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25.  Indemnification.

Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement as filed with the Commission on April 30, 1996.

ITEM 26.  Business and Other Connections of Investment Adviser.

ITEM 26.  Business and Other Connections of Investment Adviser.

Bankers Trust Company ("Bankers Trust") serves as investment adviser to the Portfolios. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Deutsche Bank A.G. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.

To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Deutsche Bank A.G. and its affiliates or subsidiaries. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who, to our knowledge as of April 25, 2000, are engaged in any other business, profession, vocation or employment of a substantial nature.

Josef Ackermann
Member, Board of Managing Directors, Deutsche Bank AG; Chairman of the Board and Chief Executive Officer, Bankers Trust Corporation; Chairman of the Board and Chief Executive Officer, Bankers Trust Company; Chairman of the Supervisory Board, Deutsche Bank Luxembourg, S.A.; Supervisory Board Memberships in: EUREX Frankfurt AG; EUREX Zurich AG; Linde AG, Stora Enso Oyj and Mannesmann AG; Director, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Hans Angermueller
"Of Counsel", Shearman & Sterling; Director, Bankers Trust Corporation; Director, Bankers Trust Company. Address: Shearman & Sterling, 599 Lexington Avenue, Suite 1414, New York, New York 10022-6069.

George B. Beitzel
Private Investor; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Directorships in: Bitstream, Inc.; Computer Task Group, Inc.; and Staff Leasing Inc. Address: 29 King Street, Chappaqua, New York 10514-3432.

Yves de Balman
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc; Director, Aerospatiale Matra; Co-Chairman and

Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: 130 Liberty Street, New York, New York 10006.

William R. Howell
Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Director, Exxon Mobil Corporation; Warner-Lambert Company; Halliburton Company; Williams, Inc.; Central and South West Corporation. Address: 6501 Legacy Drive, Plano, Texas 75054-3698.

Hermann-Josef Lamberti
Executive Vice President, Deutsche Bank AG; Director and Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust Company; Board memberships:
Euroclear plc (London); Euroclear sc. (Brussels); and The Clearinghouse Interbank Payments Co. L.L.C. Supervisory Board Memberships in: GZS (Frankfurt) and the European Transaction Bank (e.t.b.). Director, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Troland S. Link
General Counsel of Deutsche Bank North America; General Counsel, Bankers Trust Corporation; Managing Director and General Counsel, Bankers Trust Company.
Address: 1301 Sixth Avenue - Fl.8, New York, NY 10019.

Rodney A. McLauchlan
Executive Vice President, Bankers Trust Company; Executive Vice President, Bankers Trust Corporation. Address: 31 West 52nd Street, Fl.28, New York, NY 10019.

John A. Ross
Chief Executive Officer of the Americas, Deutsche Bank AG; President and Director, Bankers Trust Corporation; President and Director, Bankers Trust Company; President, Director and Chief Executive Officer, Taunus Corporation and DB U.S. Financial Markets Holding Corporation; President and Chief Executive Officer, Deutsche Bank Americas Holding Corp.; Director, Deutsche Bank Securities Inc.and DB Alex. Brown LLC. Address: Deutsche Bank, 31 West 52nd Street, FL. 28, New York, New York 10019.

Ronaldo H. Schmitz
Member of the Group Board, Deutsche Bank AG, Director, Bankers Trust Corporation; Director, Bankers Trust Company; Non-executive Director, Bertelsmann AG, Glaxo Wellcome plc, Rohm & Haas Co. and INSEAD - Paris, France; Director, Deutsche Bank Americas Holding

Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Mayo A. Shattuck III
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc, Alex. Brown & Sons Holdings Limited, Alex. Brown & Sons Limited, Alex. Brown Asset Management, Inc., Alex. Brown Capital Advisory, Incorporated and Investment Company Capital Corporation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc.; Director and President - AB Administrative Partner, Inc., ABFS I Incorporated, ABS Leasing Services Company, ABS MB Ltd., Alex. Brown Financial Corporation, Alex. Brown Financial Services Incorporated, Alex. Brown Investments Incorporated, Alex. Brown Management Services Inc. and Alex. Brown Mortgage Capital Corporation; and Director and Vice President, Alex. Brown & Sons Holdings Limited; Director, Constellation Holdings; President, South Street Aviation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: One South Street, Fl.30 Baltimore, MD 21202.

Item 27.  Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolio, BT Alex. Brown Cash Reserve Fund, Flag Investors Communications Fund, Inc., Flag Investors International Fund, Inc., Flag Investors emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Funds, Inc. (formerly known as Deutsche Portfolios, Inc.), Morgan Grenfell Investment Trust, DP Trust, The Glenmede Funds, Inc. and The Glenmede Portfolios.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

Name and                             Positions and              Positions and
Principal Business                   Offices with               Offices with
Address                              Distributor                Registrant

John Y. Keffer                       President                  None
Ronald H. Hirsch                     Treasurer                  None
David I. Goldstein                   Secretary                  None
Benjamin L. Niles                    Vice President             None
Marc D. Keffer                       Assistant Secretary        None
Nanette K. Chern                     Chief Compliance Officer   None
Frederick Skillin                    Assistant Treasurer        None

(c)  None

ITEM 28.  Location of Accounts and Records.

BT Investment Funds:              Deutsche Asset Management
(Registrant)                      One South Street
                                  Baltimore, MD  21202

Bankers Trust Company:            130 Liberty Street
(Custodian, Investment Adviser    New York, NY 10006
and Administrator)

Investors Fiduciary               127 West 10th Street,
Trust Company:                    Kansas City, MO 64105.

ICC Distributors, Inc.:           Two Portland Square
(Distributor)                     Portland, ME 04101

ITEM 29.  Management Services.

Not Applicable

ITEM 30.  Undertakings.

Not Applicable

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT PYRAMID MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 28th day of April, 2000.

                         BT PYRAMID MUTUAL FUNDS

                    By:
                         Daniel O. Hirsch, Secretary
                         April 28, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 32 to the Registrant's Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                          TITLE                          DATE

By:                           Secretary                      April 28, 2000
     Daniel O. Hirsch         (Attorney in Fact
                              For the Persons Listed Below)

/s/ JOHN Y. KEFFER*           President and
John Y. Keffer                Chief Executive Officer

/s/ CHARLES A. RIZZO*         Treasurer (Principal
Charles A. Rizzo              Financial and Accounting Officer)

/s/CHARLES P. BIGGAR*         Trustee
Charles P. Biggar

/s/S. LELAND DILL*            Trustee
S. Leland Dill

/s/MARTIN J. GRUBER*          Trustee
Martin J. Gruber

/s/RICHARD T. HALE*           Trustee
Richard T. Hale

/s/RICHARD R. HERRING*        Trustee
Richard R. Herring

/s/BRUCE E. LANGTON*          Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*     Trustee
Kelvin J. Lancaster

/s/HARRY VAN BENSCHOTEN*      Trustee
Harry Van Benschoten

*By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                  SIGNATURES

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 28th day of April, 2000.

                         CASH MANAGEMENT PORTFOLIO

                    By:
                         Daniel O. Hirsch, Secretary
                         April 28, 2000

This Post-Effective Amendment No. 32 to the Registration Statement of BT Pyramid Mutual Funds has been signed below by the following persons in the capacities indicated with respect to CASH MANAGEMENT PORTFOLIO.

NAME                          TITLE                            DATE

By:                           Secretary                        April 28, 2000
     Daniel O. Hirsch         (Attorney in Fact
                              For the Persons Listed Below)

/s/ JOHN Y. KEFFER*           President and
John Y. Keffer                Chief Executive Officer

/s/ CHARLES A. RIZZO*         Treasurer (Principal
Charles A. Rizzo              Financial and Accounting Officer)

/s/CHARLES P. BIGGAR*         Trustee
Charles P. Biggar

/s/S. LELAND DILL*            Trustee
S. Leland Dill

/s/MARTIN J. GRUBER*          Trustee
Martin J. Gruber

/s/RICHARD T. HALE*           Trustee
Richard T. Hale

/s/RICHARD R. HERRING*        Trustee
Richard R. Herring

/s/BRUCE E. LANGTON*          Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*     Trustee
Kelvin J. Lancaster

/s/HARRY VAN BENSCHOTEN*      Trustee
Harry Van Benschoten

*By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                  SIGNATURES

     EQUITY 500 INDEX PORTFOLIO has duly caused this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 28th day of April, 2000.

                         EQUITY 500 INDEX PORTFOLIO

                    By:
                         Daniel O. Hirsch, Secretary
                         April 28, 2000

This Post-Effective Amendment No. 32 to the Registration Statement of BT Pyramid Mutual Funds has been signed below by the following persons in the capacities indicated with respect to EQUITY 500 INDEX PORTFOLIO.

NAME                          TITLE                        DATE

By:                           Secretary                    April 28, 2000
    Daniel O. Hirsch          (Attorney in Fact
                              For the Persons Listed Below)

/s/ JOHN Y. KEFFER*           President and
John Y. Keffer                Chief Executive Officer

/s/ CHARLES A. RIZZO*         Treasurer (Principal
Charles A. Rizzo              Financial and Accounting Officer)

/s/CHARLES P. BIGGAR*         Trustee
Charles P. Biggar

/s/S. LELAND DILL*            Trustee
S. Leland Dill

/s/MARTIN J. GRUBER*          Trustee
Martin J. Gruber

/s/RICHARD T. HALE*           Trustee
Richard T. Hale

/s/RICHARD R. HERRING*        Trustee
Richard R. Herring

/s/BRUCE E. LANGTON*          Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*     Trustee
Kelvin J. Lancaster

/s/HARRY VAN BENSCHOTEN*      Trustee
Harry Van Benschoten

*By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                            RESOLUTION RELATING TO
                    RATIFICATION OF REGISTRATION STATEMENTS

           (To be approved by the Boards of each Investment Company
         with a Fiscal Year End of December 31 (each, a "Trust" or a
                       "Portfolio Trust", as applicable)

     RESOLVED, That the proper officers of the Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That any officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and
          (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

     RESOLVED, That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

     RESOLVED, That the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That any officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

     RESOLVED, That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.